UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Limited Term
Government Fund

August 31, 2014

1.968341.100

ISG-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 68.9%
	Principal Amount	Value
U.S. Government Agency Obligations - 1.0%
Federal Home Loan Bank 1% 6/21/17	$ 1,410,000	$ 1,410,584
Tennessee Valley Authority 1.75% 10/15/18	2,144,000	2,156,892
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		3,567,476
U.S. Treasury Obligations - 63.6%
U.S. Treasury Notes:
0.25% 4/15/16	598,000	596,949
0.25% 5/15/16 (b)	22,000,000	21,946,710
0.375% 2/15/16 (c)	1,000,000	1,001,172
0.375% 3/15/16	3,000,000	3,002,460
0.5% 7/31/16 (a)	12,851,000	12,857,027
0.625% 7/15/16	7,763,000	7,786,048
0.625% 8/15/16	17,377,000	17,419,087
0.625% 11/15/16	8,407,000	8,407,656
0.625% 12/15/16	21,822,000	21,806,659
0.625% 2/15/17	5,000,000	4,987,890
0.625% 4/30/18	3,690,000	3,604,957
0.75% 1/15/17	2,613,000	2,616,266
0.75% 6/30/17	5,245,000	5,222,053
0.875% 11/30/16	4,617,000	4,641,165
0.875% 1/31/17	812,000	815,235
0.875% 4/30/17	14,887,000	14,904,448
0.875% 5/15/17	9,000,000	9,008,442
0.875% 6/15/17	5,000,000	5,000,000
0.875% 7/15/17	14,380,000	14,363,147
0.875% 8/15/17	13,339,000	13,316,070
0.875% 1/31/18	7,994,000	7,914,684
1% 9/30/16	19,685,000	19,858,779
1.25% 11/30/18	4,500,000	4,459,572
1.375% 9/30/18	553,000	552,136
1.375% 2/28/19	1,065,000	1,057,345
1.5% 12/31/18	577,000	577,135
1.625% 4/30/19	8,402,000	8,418,409
1.625% 6/30/19	4,586,000	4,589,939
1.625% 8/31/19	8,000,000	7,998,752
3.5% 2/15/18	8,513,000	9,177,414
TOTAL U.S. TREASURY OBLIGATIONS		237,907,606
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - 4.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5085% 12/7/20 (NCUA Guaranteed) (d)	$ 492,706	$ 493,140
Series 2010-R2 Class 1A, 0.5269% 11/6/17 (NCUA Guaranteed) (d)	3,395,430	3,402,592
Series 2011-C1 Class 1A, 0.485% 2/28/20 (NCUA Guaranteed) (d)	807,607	806,972
Series 2011-R1 Class 1A, 0.6069% 1/8/20 (NCUA Guaranteed) (d)	1,039,007	1,044,568
Series 2011-R4 Class 1A, 0.5369% 3/6/20 (NCUA Guaranteed) (d)	430,782	431,741
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	640,000	645,425
2.35% 6/12/17 (NCUA Guaranteed)	9,140,000	9,463,370
TOTAL OTHER GOVERNMENT RELATED		16,287,808
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $257,122,396)		257,762,890
U.S. Government Agency - Mortgage Securities - 9.9%

Fannie Mae - 2.5%
1.885% 2/1/33 (d)	9,585	9,991
1.91% 12/1/34 (d)	13,452	14,150
1.91% 3/1/35 (d)	9,946	10,404
1.92% 4/1/33 (d)	104,423	109,702
1.927% 10/1/35 (d)	6,301	6,609
1.93% 10/1/33 (d)	10,348	10,812
1.94% 7/1/35 (d)	4,906	5,173
2.04% 11/1/33 (d)	23,356	24,534
2.05% 3/1/35 (d)	1,018	1,049
2.053% 6/1/36 (d)	8,977	9,625
2.141% 7/1/34 (d)	7,449	7,913
2.181% 1/1/35 (d)	53,878	56,863
2.19% 3/1/37 (d)	5,384	5,729
2.248% 3/1/33 (d)	24,279	25,686
2.285% 7/1/36 (d)	43,189	45,947
2.315% 9/1/36 (d)	26,568	28,293
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.319% 11/1/36 (d)	$ 67,991	$ 72,629
2.333% 3/1/35 (d)	6,246	6,647
2.362% 7/1/35 (d)	12,272	13,073
2.369% 6/1/47 (d)	31,162	33,412
2.372% 5/1/36 (d)	9,996	10,694
2.381% 2/1/37 (d)	111,540	119,363
2.421% 10/1/33 (d)	10,955	11,677
2.428% 12/1/32 (d)	59,280	63,131
2.503% 2/1/36 (d)	12,631	13,543
2.517% 4/1/36 (d)	78,289	83,941
2.585% 12/1/32 (d)	404,312	431,773
2.691% 2/1/42 (d)	361,713	375,114
2.749% 8/1/35 (d)	163,430	175,228
2.771% 1/1/42 (d)	338,513	351,780
3.162% 3/1/42 (d)	1,778,132	1,866,879
3.189% 1/1/44 (d)	1,077,896	1,117,974
5% 9/1/22 to 12/1/22	1,230,436	1,331,744
5.5% 10/1/20 to 1/1/29	1,695,965	1,839,437
6% 6/1/16 to 10/1/16	6,395	6,624
6.5% 6/1/15 to 8/1/36	865,083	994,269
7% 11/1/14	244	245
9% 2/1/17 to 2/1/20	18,425	19,784
9.5% 11/1/21	61	65
10.5% 8/1/20	7,105	8,091
11.5% 7/15/19	1,191	1,241
12.5% 3/1/16	41	42
		9,320,880
Freddie Mac - 1.0%
1.82% 3/1/35 (d)	26,943	28,036
1.95% 3/1/37 (d)	7,591	8,021
2.022% 2/1/37 (d)	11,324	11,902
2.04% 7/1/35 (d)	268,200	281,715
2.05% 6/1/37 (d)	6,368	6,704
2.095% 8/1/37 (d)	18,962	20,288
2.121% 5/1/37 (d)	15,506	16,608
2.14% 11/1/35 (d)	56,193	60,011
2.16% 6/1/33 (d)	60,214	63,468
2.162% 7/1/35 (d)	34,332	36,684
2.32% 10/1/35 (d)	42,235	44,762
2.355% 4/1/34 (d)	265,268	284,418
2.362% 10/1/36 (d)	77,139	81,864
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.375% 5/1/37 (d)	$ 16,704	$ 17,834
2.385% 5/1/37 (d)	211,778	227,066
2.385% 5/1/37 (d)	104,875	111,817
2.415% 6/1/37 (d)	56,637	60,725
2.418% 4/1/37 (d)	19,432	20,835
2.498% 2/1/36 (d)	1,975	2,117
2.571% 7/1/36 (d)	20,605	22,093
2.595% 4/1/37 (d)	1,662	1,782
2.673% 7/1/35 (d)	64,686	69,355
2.823% 3/1/33 (d)	1,305	1,399
3.068% 10/1/35 (d)	11,062	11,860
3.084% 9/1/41 (d)	408,799	428,016
5% 9/1/35	2,340	2,589
5.5% 11/1/18 to 11/1/21	1,494,554	1,600,722
6% 1/1/24	220,782	243,299
6.5% 12/1/21	64,926	71,711
9% 10/1/16 to 12/1/18	5,006	5,356
9.5% 2/1/17 to 12/1/22	9,625	10,640
10% 6/1/18 to 6/1/20	3,187	3,698
10.5% 9/1/20	29	33
12.5% 5/1/19 to 6/1/19	2,697	2,830
		3,860,258
Ginnie Mae - 6.4%
4.3% 8/20/61 (f)	469,423	503,120
4.5% 3/15/25 to 6/15/25	830,643	898,644
4.515% 3/20/62 (f)	1,761,571	1,915,541
4.53% 10/20/62 (f)	476,813	521,928
4.55% 5/20/62 (f)	3,637,036	3,962,086
4.556% 12/20/61 (f)	1,939,506	2,106,574
4.604% 3/20/62 (f)	1,066,819	1,163,077
4.616% 1/20/62 (f)	628,126	677,816
4.626% 3/20/62 (f)	802,103	873,376
4.649% 2/20/62 (f)	320,422	349,176
4.65% 3/20/62 (f)	1,017,210	1,109,967
4.682% 2/20/62 (f)	410,161	447,040
4.684% 1/20/62 (f)	2,571,548	2,800,272
4.764% 2/20/61 (f)	633,244	683,126
4.804% 3/20/61 (f)	1,261,043	1,362,931
4.834% 3/20/61 (f)	2,342,902	2,535,976
5.47% 8/20/59 (f)	235,235	248,888
5.5% 11/15/35	311,908	349,589
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
5.612% 4/20/58 (f)	$ 406,888	$ 419,069
6% 6/15/36	687,427	786,746
8% 12/15/23	58,326	67,869
8.5% 3/15/17	4,364	4,701
10.5% 1/15/16 to 1/15/18	3,665	3,950
		23,791,462
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $36,258,531)		36,972,600
Collateralized Mortgage Obligations - 12.9%

U.S. Government Agency - 12.9%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.99% 4/25/24 (d)	344,416	347,290
Series 2001-38 Class QF, 1.135% 8/25/31 (d)	74,655	76,026
Series 2002-49 Class FB, 0.755% 11/18/31 (d)	76,327	76,866
Series 2002-60 Class FV, 1.155% 4/25/32 (d)	17,050	17,429
Series 2002-74 Class FV, 0.605% 11/25/32 (d)	606,143	610,059
Series 2002-75 Class FA, 1.155% 11/25/32 (d)	34,928	35,703
Series 2008-76 Class EF, 0.655% 9/25/23 (d)	140,693	141,158
Series 2010-15 Class FJ, 1.085% 6/25/36 (d)	1,037,319	1,055,329
Series 2010-86 Class FE, 0.605% 8/25/25 (d)	149,153	150,141
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	437,187	464,035
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	56,973	59,450
Series 2002-9 Class PC, 6% 3/25/17	85,460	89,456
Series 2003-74 Class PG, 4.5% 8/25/18	120,597	126,665
Series 2005-19 Class PA, 5.5% 7/25/34	381,911	417,870
Series 2005-27 Class NE, 5.5% 5/25/34	334,435	351,486
Series 2005-52 Class PB, 6.5% 12/25/34	25,328	26,041
Series 2005-64 Class PX, 5.5% 6/25/35	370,353	405,085
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	14,808	15,595
Series 2003-117 Class MD, 5% 12/25/23	168,158	181,501
Series 2004-52 Class KZ, 5.5% 7/25/34	1,792,510	1,977,527
Series 2004-95 Class AN, 5.5% 1/25/25	21,004	21,129
Series 2005-47 Class HK, 4.5% 6/25/20	512,497	540,348
Series 2009-14 Class EB, 4.5% 3/25/24	497,117	526,628
Series 2010-88 Class NA, 4% 8/25/28	1,268,414	1,322,792
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	$ 649,425	$ 107,252
Series 2010-39 Class FG, 1.075% 3/25/36 (d)	631,010	646,641
Series 2011-67 Class AI, 4% 7/25/26 (e)	171,931	19,769
Freddie Mac:
floater:
Series 2448 Class FT, 1.155% 3/15/32 (d)	93,618	95,559
Series 2526 Class FC, 0.555% 11/15/32 (d)	96,214	96,668
Series 2530 Class FE, 0.755% 2/15/32 (d)	45,711	46,298
Series 2630 Class FL, 0.655% 6/15/18 (d)	4,590	4,607
Series 2711 Class FC, 1.055% 2/15/33 (d)	355,063	360,311
floater planned amortization class Series 2770 Class FH, 0.555% 3/15/34 (d)	312,198	314,306
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35	165,814	168,507
Series 2356 Class GD, 6% 9/15/16	12,562	13,077
Series 2363 Class PF, 6% 9/15/16	14,325	14,848
Series 2376 Class JE, 5.5% 11/15/16	12,924	13,443
Series 2381 Class OG, 5.5% 11/15/16	7,248	7,511
Series 2425 Class JH, 6% 3/15/17	19,004	19,938
Series 2695 Class DG, 4% 10/15/18	349,358	366,743
Series 3415 Class PC, 5% 12/15/37	138,317	148,955
Series 3763 Class QA, 4% 4/15/34	310,125	326,553
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	480,000	510,010
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	368,521	419,351
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,017,526	1,158,270
Series 2004-2862 Class NE, 5% 9/15/24	3,016,903	3,271,679
Series 2145 Class MZ, 6.5% 4/15/29	460,426	528,259
Series 2357 Class ZB, 6.5% 9/15/31	235,064	271,481
Series 3578 Class B, 4.5% 9/15/24	580,664	609,698
Series 3659 Class EJ 3% 6/15/18	257,670	264,975
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6562% 7/20/37 (d)	175,825	177,147
Series 2008-2 Class FD, 0.6362% 1/20/38 (d)	44,090	44,406
Series 2008-73 Class FA, 1.0162% 8/20/38 (d)	323,779	329,964
Series 2008-83 Class FB, 1.0562% 9/20/38 (d)	330,133	336,691
Series 2009-108 Class CF, 0.755% 11/16/39 (d)	200,058	202,072
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2009-116 Class KF, 0.685% 12/16/39 (d)	$ 164,670	$ 166,093
Series 2010-9 Class FA, 0.675% 1/16/40 (d)	256,403	258,486
Series 2010-H17 Class FA, 0.486% 7/20/60 (d)(f)	1,183,204	1,175,102
Series 2010-H18 Class AF, 0.451% 9/20/60 (d)(f)	1,321,580	1,310,392
Series 2010-H19 Class FG, 0.4552% 8/20/60 (d)(f)	1,633,418	1,619,982
Series 2010-H27 Series FA, 0.5352% 12/20/60 (d)(f)	453,214	450,826
Series 2011-H05 Class FA, 0.6552% 12/20/60 (d)(f)	794,303	794,428
Series 2011-H07 Class FA, 0.6552% 2/20/61 (d)(f)	1,382,895	1,383,144
Series 2011-H12 Class FA, 0.6452% 2/20/61 (d)(f)	1,732,889	1,732,513
Series 2011-H13 Class FA, 0.6552% 4/20/61 (d)(f)	677,240	677,381
Series 2011-H14:
Class FB, 0.6552% 5/20/61 (d)(f)	757,851	759,524
Class FC, 0.6552% 5/20/61 (d)(f)	713,027	714,580
Series 2011-H17 Class FA, 0.6852% 6/20/61 (d)(f)	933,924	935,295
Series 2011-H21 Class FA, 0.7552% 10/20/61 (d)(f)	953,685	957,625
Series 2012-H01 Class FA, 0.8552% 11/20/61 (d)(f)	817,996	824,842
Series 2012-H03 Class FA, 0.8552% 1/20/62 (d)(f)	554,984	559,629
Series 2012-H06 Class FA, 0.7852% 1/20/62 (d)(f)	828,046	832,539
Series 2012-H07 Class FA, 0.7852% 3/20/62 (d)(f)	504,119	507,688
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	77,469	78,617
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	39,167	39,382
Series 2010-99 Class PT, 3.5% 8/20/33	50,259	50,574
Series 2011-68 Class EC, 3.5% 4/20/41	741,819	782,222
Series 1999-18 Class Z, 6.25% 5/16/29	785,089	884,693
Series 2010-H13 Class JA, 5.46% 10/20/59 (f)	3,535,088	3,734,951
Series 2010-H15 Class TP, 5.15% 8/20/60 (f)	1,966,235	2,158,076
Series 2010-H17 Class XP, 5.3001% 7/20/60 (d)(f)	2,490,848	2,728,916
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(f)	$ 1,843,078	$ 2,017,901
Series 2012-64 Class KB, 4.0807% 5/20/41 (d)	229,264	258,878
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $47,927,157)		48,324,877
Commercial Mortgage Securities - 6.5%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.505% 4/25/19 (d)	654,389	655,389
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	800,000	866,057
Series K034 Class A1, 2.669% 2/25/23	7,183,673	7,382,424
Series K032 Class A1, 3.016% 2/25/23	2,577,712	2,690,905
Series K036 Class A1, 2.777% 4/25/23	4,906,823	5,050,053
Series K501 Class A2, 1.655% 11/25/16	930,000	944,746
Series K714 Class A2, 3.097% 10/25/20	6,500,000	6,787,771
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $24,017,525)		24,377,345
Foreign Government and Government Agency Obligations - 1.4%

Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	4,000	4,921
Jordanian Kingdom 2.503% 10/30/20	3,752,000	3,812,302
Ukraine Government 1.844% 5/16/19	1,378,000	1,377,311
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,134,683)		5,194,534
Cash Equivalents - 5.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.06%, dated 8/29/14 due 9/2/14:
(Collateralized by U.S. Government Obligations) #	$ 8,498,057	$ 8,498,000
(Collateralized by U.S. Government Obligations) # (g)	11,229,073	11,229,000
TOTAL CASH EQUIVALENTS (Cost $19,727,000)		19,727,000
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount
Put Options - 0.0%
Option on an interest rate swap with JP Morgan Chase Bank, N.A. to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR (Cost $116,531)	1/13/15	$ 3,899,000	4,561
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $390,303,823)	392,363,807
NET OTHER ASSETS (LIABILITIES) - (4.9)%	(18,154,386)
NET ASSETS - 100%	$ 374,209,421
Futures Contracts
		Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
51 CBOT 2 Year U.S. Treasury Note Contracts	Jan. 2015	$ 11,171,391	$ (8,880)
54 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2014	6,417,141	(1,376)
TOTAL PURCHASED		$ 17,588,532	$ (10,256)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
17 CBOT 10 Year U.S. Treasury Note Contracts	Dec. 2014	$ 2,138,281	$ (5,744)
TOTAL TREASURY CONTRACTS		$ 19,726,813	$ (16,000)

The face value of futures purchased as a percentage of net assets is 4.7%

The face value of futures sold as a percentage of net assets is 0.6%
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(2)	Unrealized Appreciation/ (Depreciation)
CME	Sep. 2016	$ 371,280	3-month LIBOR	1%	$ 61	$ -	$ 61
CME	Sep. 2019	24,191	3-month LIBOR	2.25%	(198)	-	(198)
CME	Sep. 2024	2,121,000	3-month LIBOR	3.25%	(63,219)	-	(63,219)
TOTAL INTEREST RATE SWAPS					$ (63,356)	$ -	$ (63,356)

(1) Swaps with CME Group (CME) Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security is on loan at period end.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $84,794.
(c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $146,171.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(g) Includes investment made with cash collateral from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,498,000 due 9/02/14 at 0.06%
Commerz Markets LLC	$ 8,498,000
$11,229,000 due 9/02/14 at 0.06%
Commerz Markets LLC	$ 9,704,533
HSBC Securities (USA), Inc.	1,524,467
$ 11,229,000
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 257,762,890	$ -	$ 257,762,890	$ -
U.S. Government Agency - Mortgage Securities	36,972,600	-	36,972,600	-
Collateralized Mortgage Obligations	48,324,877	-	48,324,877	-
Commercial Mortgage Securities	24,377,345	-	24,377,345	-
Foreign Government and Government Agency Obligations	5,194,534	-	5,194,534	-
Cash Equivalents	19,727,000	-	19,727,000	-
Purchased Swaptions	4,561	-	4,561	-
Total Investments in Securities:	$ 392,363,807	$ -	$ 392,363,807	$ -
Other Derivative Instruments:
Assets
Swaps	$ 61	$ -	$ 61	$ -
Liabilities
Futures Contracts	$ (16,000)	$ (16,000)	$ -	$ -
Swaps	(63,417)	-	(63,417)	-
Total Liabilities	$ (79,417)	$ (16,000)	$ (63,417)	$ -
Total Other Derivative Instruments:	$ (79,356)	$ (16,000)	$ (63,356)	$ -
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $390,240,466. Net unrealized appreciation aggregated $2,123,341, of which $2,740,033 related to appreciated investment securities and $616,692 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 30, 2014